UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

                         Form 13F

                    Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment  (     ) ;   Amendment Number:
This Amendment    (Check only one.) :    (     )   is a restatement.
                                         (     )   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Commonfund Asset Management Company, Inc.
Address:     15 Old Danbury Road
             P. O. Box 812
             Wilton, CT  06897-0812

Form 13F File Number:  28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael H. Strauss
Title:       Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone:       203-563-5127

Signature, Place, and Date of Signing:

/s/ Michael H. Strauss          Wilton, CT                11/11/08
(Signature)                    (City, State)               (Date)

Report Type   (Check only one.):

(     )       13F HOLDINGS REPORT.  (Check here if all holdings of this
              reporting manager are reported in this report.)

(     )       13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(  X  )       13F COMBINATION REPORT.  (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


No.          Form 13F File Number    Name of Sub-adviser
1            28-05508                Aronson + Johnson + Ortiz
2            28-06233                Cliffwood Partners LLC
3            28-03121                David M. Knott
4            28-05268                De Prince, Race & Zollo, Inc.
5            28-06035                D.G. Capital Management, Inc.
6            28-02602                Edgewood Management Company
7            28-01185                Frontier Capital Management Co.
8            28-04981                Goldman Sachs Asset Management
9            28-03377                Grantham, Mayo, Van Otterloo & Co. LLC
10           28-2013                 Harris Associates, L.P.
11           28-10706                IronBridge Capital Management
12           28-00074                Jennison Associates
13           28-11937                JP Morgan Investment Management, Inc.
14           28-12154                Levin Capital Securities, LP
15           28-398                  Loomis Sayles & Co.
16           28-06748                Marsico Asset Management, LLC
17           28-04632                Martingale Asset Management
18           28-1399                 Southeastern Asset Management, Inc.
19           28-01693                Steinberg Asset Management, LLC
20           28-00620                The Boston Company Asset Management, LLC
21           28-02927                Water Street Capital Inc.
22           28-517                  Wellington Management Company, LLP
23           28-1700                 Western Asset Management Company


               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 31

Form 13F Information Table Value Total:           $193,439
                                                 (thousands)


Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

List of Other Included Managers:   NONE


                                                 Form 13(f) Information Table



Column 1             Column 2    Column 3    Column 4             Column 5             Column 6     Column 7        Column 8
Name of              Title of                 Value     Shares or   Shares/   Put/    Investment     Other      Voting Authority
Issuer                 Class      Cusip      (x$1000)    PRN Amt.   PRN       Call    Discretion    Managers   Sole  Shared  None

3M Co.                  COM     88579Y101     6,698     98,050       SH                 Sole          No         x
American Express Co.    COM     025816109        78      2,200       SH                 Sole          No         x
Becton Dickinson & Co.  COM     758871091       421      5,250       SH                 Sole          No         x
Caterpillar Inc.        COM     149123101     6,377    107,000       SH                 Sole          No         x
Comcast Corp. (Cl A)    COM     20030N101     9,125    464,850       SH                 Sole          No         x
ConocoPhillips          COM     20825C104     4,241     57,900       SH                 Sole          No         x
Corning Inc.            COM     219350105       217     13,900       SH                 Sole          No         x
Diamond Offshore
Drilling Inc.           COM     25271C102       258      2,500       SH                 Sole          No         x
E.I. DuPont de
Nemours & Co.           COM     263534109     4,917    122,000       SH                 Sole          No         x
Exxon Mobil Corp.       COM     30231G102     7,580     97,600       SH                 Sole          No         x
General Electric Co.    COM     369604103    12,658    496,400       SH                 Sole          No         x
General Mills Inc.      COM     370334104       564      8,200       SH                 Sole          No         x
Gilead Sciences Inc.    COM     375558103       137      3,000       SH                 Sole          No         x
Intel Corp.             COM     458140100    12,296    656,500       SH                 Sole          No         x
International Business
Machines Corp.          COM     459200101    15,719    134,400       SH                 Sole          No         x
ITT Corp.               COM     450911102       170      3,050       SH                 Sole          No         x
Kohl's Corp.            COM     500255104       189      4,100       SH                 Sole          No         x
Lockheed Martin Corp.   COM     539830109    11,362    103,600       SH                 Sole          No         x
McDonald's Corp.        COM     580135101    13,451    218,000       SH                 Sole          No         x
Microsoft Corp.         COM     594918104    13,978    523,700       SH                 Sole          No         x
Morgan Stanley          COM     617446448     2,661    115,700       SH                 Sole          No         x
PepsiCo Inc.            COM     713448108    15,309    214,800       SH                 Sole          No         x
Procter & Gamble Co.    COM     742718109    11,704    167,950       SH                 Sole          No         x
Schlumberger Ltd.       COM     806857108    11,331    145,100       SH                 Sole          No         x
Starbucks Corp.         COM     855244109       114      7,700       SH                 Sole          No         x
Target Corp.            COM     87612E106     7,323    149,300       SH                 Sole          No         x
United Parcel
Service Inc. (Cl B)     COM     911312106       252      4,000       SH                 Sole          No         x
UnitedHealth
Group Inc.              COM     91324P102       137      5,400       SH                 Sole          No         x
Wal-Mart Stores Inc.    COM     931142103    15,194    253,700       SH                 Sole          No         x
Walt Disney Co.         COM     254687106     8,719    284,100       SH                 Sole          No         x
XTO Energy Inc.         COM     98385X106       259      5,562       SH                 Sole          No         x

